Notes To The Consolidated Statements Of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of liabilities arising from financing activities

(b)	Changes in liabilities arising from financing activities

	Margin loans payable	Derivative financial liability	Convertible bond	Bank borrowings	Total
	HK$	HK$	HK$	HK$	HK$
At January 1, 2019	321,999,549	—	—	—	321,999,549
Cash flow from financing activities	(31,983,066)	20,813,810	95,995,690	—	84,826,434
Interest expenses	27,705,955	—	—	—	27,705,955

At December, 31 2019	317,722,438	20,813,810	95,995,690	—	434,531,938

Cash flow from financing activities	(330,197,734)	—	—	230,962,565	(99,235,169)
Interest expenses	12,475,296	—	7,717,348	1,317,435	21,510,079
Fair value gain recognized in profit or loss	—	(7,765,148)	—	—	(7,765,148)
Exchange alignment	—	(94,349)	(434,609)	—	(528,958)

At December 31, 2020	—	12,954,313	103,278,429	232,280,000	348,512,742

Cash flow from financing activities	—	—	—	151,263,786	151,263,786
Interest expenses	—	—	8,085,419	4,740,504	12,825,923
Exchange alignment	—	798,360	606,536	586,210	1,991,106

At December 31, 2021	—	13,752,673	111,970,384	388,870,500	514,593,557

Summary of movement of balances with related parties
(c)	Changes in balances with related parties

	For the year ended December 31, 2019
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Investing activities	—	—	(2,957,926,150)

Net cash outflow	—	—	(2,957,926,150)

	For the year ended December 31, 2020
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Investing activities	—	—	(3,581,230,632)

Net cash outflow	—	—	(3,581,230,632)

	For the year ended December 31, 2021
	Related company HK$	Fellow subsidiaries HK$	Immediate holding company HK$
Investing activities	—	—	(348,701,497)

Net cash outflow	—	—	(348,701,497)